Defined benefit pension plans and other post-employment benefits (Details 6)	12 Months Ended
Dec. 31, 2022
Defined Benefit Pension Plans And Other Post-employment Benefits
Nominal discount rate for the actuarial obligation:	PBS South: 10.11% / 6.39%; PBS Nordeste: 10.11% / 6.39%; CA: 10.11% / 6.39%; PBS-A: 10.12% / 6.40%; AES: 10.16% / 6.43%; PAMEC: 10.11% / 6.39%; FIBER: 10.14% / 6.42%;
Salary growth rate - nominal:	PBS: 3.50%/ 0.00% CA, PBS-A, AES, PAMEC and FIBER: Not applicable
Biometric general mortality table:	PBS, CA, PAMEC and FIBER: AT-2000 segregated per sex, decreased by 10%;
Biometric table of new disability benefit vested:	PBS and FIBER: Álvaro Vindas; CA, PBS-A, AES and PAMEC: Not applicable
Expected turnover rate:	PBS: Null; CA, PBS-A, AES and PAMEC: Not applicable; FIBER: 0.15/ (length of service + 1), being null as of 50 years old
Probability of retirement:	PBS and FIBER: 100% at 1st eligibility; CA, PBS-A, AES and PAMEC: Not applicable
Estimated long-term inflation rate	PAMEC and FIBER: 6.60% / 3.00%
Determination method	Projected Unit Credit Method